Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated Useful Life
Equipment for rental business	2.5-5 Years
Production line for e-bicycles	5-10 Years
Furniture, fixtures and office equipment	3-5 Years
Vehicles	4-10 Years

Schedule of revenue from continuing operations
	For the years ended September 30,
	2018	2019	2020
Revenues from continuing operations:
Sales of battery packs and e-bicycles	$550,381	$171,464	$14,313,446
Battery cell trading	-	1,186,185	-
Others	-	13,552	929,836
Revenue accounted for under ASC Topic 606	550,381	1,371,201	15,243,282
Rental of lithium battery and e-bicycles	2,641,179	3,823,058	1,595,226
Revenue accounted for under ASC Topic 840	2,641,179	3,823,058	1,595,226
Net revenues	$3,191,560	$5,194,259	$16,838,508